Consolidated Statements of Profit or Loss - BRL (R$) R$ / shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 1,891,204	R$ 1,524,048	R$ 1,059,936
Financial income	8,386,620	4,046,096	2,398,710
Total revenue and financial income	10,277,824	5,570,144	3,458,646
Transaction expenses	(691,227)	(493,676)	(438,539)
Interest and other financial expenses	(3,499,396)	(1,438,664)	(1,212,478)
Total transaction and financial expenses	(4,190,623)	(1,932,340)	(1,651,017)
Credit loss allowance expenses	(2,528,543)	(887,025)	(14,290)
Technology expenses	(502,690)	(508,600)	(312,098)
Marketing expenses	(494,885)	(333,180)	(312,560)
Personnel expenses	(1,422,727)	(1,090,833)	(879,362)
Administrative expenses	(444,686)	(234,423)	(136,659)
Depreciation and amortization	(442,761)	(292,911)	(169,823)
Other expenses	(58,946)	(33,013)	(4,638)
Other income	125,376	88,153	23,468
Profit before income taxes	317,339	345,972	1,667
Current income tax and social contribution	(655,463)	(545,603)	(50,815)
Deferred income tax and social contribution	1,479,730	451,419	86,503
Total income tax and social contribution (expense) benefit	824,267	(94,184)	35,688
Profit for the year	1,141,606	251,788	37,355
Profit attributable to the Company’s shareholders	1,091,487	217,574	34,523
Profit attributable to non-controlling interests	R$ 50,119	R$ 34,214	R$ 2,832
Earnings per share – basic (in Brazil Real per share)	R$ 5,457	R$ 1,088	R$ 172,615
Earnings per share – diluted (in Brazil Real per share)	R$ 5,457	R$ 1,088	R$ 172,615